RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

(a) Related parties

Name of related parties	Relationship with the Group
VODone	The ultimate holding company
Shenzhen Kuailefeng Software Development Co., Ltd (“Kuailefeng”)	A company controlled by management of Dragon Joyce
Bright Way	A company controlled by management of OWX Holding
Shenzhen Provider Technology Co., Ltd. (“Shenzhen Provider”)	A company controlled by a director of the Company, which ceased to be a related party on July 11, 2011
Shenzhen Huazhongtianxun Technology Co., Ltd. (“Huazhongtianxun”)	A company controlled by a director of the Company, which ceased to be a related party on April 12, 2011
Beijing Changshi Jiaren Technology Development Co., Ltd. (“Changshi Jiaren”)	A company controlled by a director of the Company, which ceased to be a related party on April 12, 2011
Beijing Shidai Xunda Technology Co., Ltd. (“Shidai Xunda”)	A company controlled by a director of the Company, which ceased to be a related party on April 12, 2011
Mr. Wang Yongchao	A director of 3GUU BVI

(b) The Group had the following related party transactions for the years presented:

	For the Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Revenue from exclusive technical support services on feature phone games provided to:
Kuailefeng	5,939	4,661	—	—

	5,939	4,661	—	—

The Group entered into an exclusive technical support services agreement with Kuailefeng on October 9, 2009, pursuant to which Kuailefeng agreed to engage the Group as its exclusive provider of technical platform and technical support, maintenance and other services for an annual service fee based on a prescribed percentage of Kuailefeng’s revenue. The exclusive technical support services agreement was terminated by the Group at the end of 2011.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Revenue from exclusive reseller right on feature phone games provided to:
Kuailefeng	22,488	1,424	—	—

	22,488	1,424	—	—

The Group entered into an agent agreement with Kuailefeng in January 2010, pursuant to which the Group granted Kuailefeng the right to operate and sell in-game premium features of certain feature phone games of the Group in exchange for a fee of RMB22,488 and RMB1,424 for the years ended December 31, 2010 and 2011, respectively. The agent agreement was terminated by the Group at the end of 2011.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Mobile phone games revenue from related mobile phone service providers:
Shenzhen Provider	18,264	3,352	—	—
Huazhongtianxun	11,132	2,072	—	—
Changshi Jiaren	54	—	—	—
Shidai Xunda	2,475	2,243	—	—

	31,925	7,667	—	—

The Group entered into agreements with Shenzhen Provider, Huazhongtianxun, Changshi Jiaren and Shidai Xunda for billing and collection services as mobile phone service providers in the sale of in-game premium features of mobile phone games. The agreements were made in the Group’s ordinary course of business and based on terms identical to those with unrelated mobile phone service providers.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Temporary funding provided by:
VODone	1,231	4,551	4,104	659

	1,231	4,551	4,104	659

The temporary funding from VODone was unsecured, interest-free and repayable on demand. The proceeds of the temporary funding from VODone were injected into OWX Beijing as working capital and were used for payment of expenses relating to the Listing for the years ended December 31, 2010, 2011 and 2012, respectively.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Revenue from mobile phone contents installation service provided to:
Kuailefeng	298	—	—	—

	298	—	—	—

The Group entered into a contract with Kuailefeng in 2010, pursuant to with Kuailefeng agreed to engage the Group to provide mobile phone contents installation service in December 2010 for a service of fee of RMB298.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Raw materials purchased on behalf by:
Bright Way	3,553	116	—	—

Raw materials purchased from:
Bright Way	1,454	658	—	—

During the years ended December 31, 2010, 2011 and 2012, Bright Way purchased raw materials amounting to RMB3,553, RMB116 and nil, respectively, on behalf of the Group for its handset design products.

During the years ended December 31, 2010, 2011 and 2012, the Group purchased raw materials amounting to RMB1,454, RMB658 and nil, respectively, from Bright Way.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Share-based compensation expenses incurred on behalf by:
VODone	2,741	—	—	—
Dragon Joyce	1,970	610	—	—
OWX Holding	2,142	(787)	—	—

	6,853	(177)	—	—

During the year ended December 31, 2010, VODone granted share options to certain non-employee directors of the Group. Compensation costs of RMB2,741 were recognized with a corresponding credit to additional paid-in-capital as shareholders’ contribution for the year ended December 31, 2010.

During the year ended December 31, 2010, Dragon Joyce and OWX Holding granted share options to certain non-employee directors of the Group. Compensation costs of RMB4,112 were recognized with a corresponding credit to additional paid-in-capital as shareholders’ contribution for the year ended December 31, 2010. During the year ended December 31, 2011, a reversal of compensation costs of RMB177 was recognized with a corresponding debit to additional paid-in capital as reduction of shareholders’ contribution (Note 18(b)).

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Acquisition consideration paid on behalf by:
VODone	275,879	—	—	—

Acquisition-related costs paid on behalf by:
VODone	910	—	—	—

Deemed dividend to:
VODone	—	30,278	32,929	5,285

During the year ended December 31, 2010, VODone paid purchase considerations of RMB77,463 and RMB198,416 on behalf of the Group for the acquisitions of the operating assets of Bright Way and Tastech, and the 70% equity interests in 3GUU BVI, respectively. These amounts paid on behalf by VODone are recognized in additional paid-in-capital as a shareholder’s contribution.

During the year ended December 31, 2010, VODone paid acquisition-related costs of RMB910 on behalf of the Company. These amounts paid on behalf by VODone are recognized in additional paid-in-capital as a shareholder’s contribution.

During the year ended December 31, 2011, the Dragon Joyce Group and the OWX Group failed to meet the predetermined performance target as stipulated in their respective purchase agreement. As a result, VODone shares amounting to RMB12,771 and RMB17,507 must be returned to VODone by the original shareholders of the Dragon Joyce Group and the OWX Group, respectively, which was accounted for as deemed distribution to VODone (Note 4).

During the year ended December 31, 2012, the OWX Group and the 3GUU Group failed to meet the predetermined performance target as stipulated in their respective purchase agreement. As a result, VODone shares amounting to RMB18,314 (US$2,940) and RMB12,302 (US$1,975) must be returned to VODone by the original shareholders of the OWX Group and the 3GUU Group, respectively, which was accounted for as deemed distribution to VODone (Note 4). In addition, on February 6, 2012, the Company granted shares options to purchase 2,431,592 ordinary shares of the Company to the employees of VODone. The grant-date fair value of the share options granted to employees of VODone amounting to RMB2,313 (US$371) was recorded as a one-time deemed dividend distribution to VODone (Note 18(d)).

(c) The Group had the following related party balances as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Amounts due from related parties:
Kuailefeng	1,347	—	—
Mr. Wang Yongchao	2	—	—

Total	1,349	—	—

Amounts due to related parties:
VODone	6,490	988	159
Mr. Wang Yongchao	—	3	—
Bright Way	52	—	—

Total	6,542	991	159

All balances with related parties as of December 31, 2011 and 2012 were unsecured, non-interest bearing and repayable on demand.